Document and Entity Information	Jun. 02, 2025
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001585389
Document Type	8-K
Document Period End Date	Jun. 02, 2025
Entity Registrant Name	SmartStop Self Storage REIT, Inc.
Entity Incorporation State Country Code	MD
Entity File Number	001-42584
Entity Tax Identification Number	46-1722812
Entity Address, Address Line One	10 Terrace Road
Entity Address, City or Town	Ladera Ranch
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92694
City Area Code	(866)
Local Phone Number	418-5144
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.001 par value
Trading Symbol	SMA
Security Exchange Name	NYSE
Entity Emerging Growth Company	false